Sale of Freeline Therapeutics GmbH - Summary of Company's Book Value of Assets And Liabilities Sold (Details) - USD ($) $ in Thousands		9 Months Ended
	Feb. 08, 2023	Sep. 30, 2023	Dec. 31, 2022
Book value of liabilities sold
Amounts attributable to liabilities sold			$ 10,337
Less: accumulated other comprehensive loss		$ (1,567)	$ (3,151)
Gain on sale of Freeline Therapeutics GmbH		$ 20,279
Freeline Therapeutics Gmbh
Book value of assets sold
Cash and cash equivalents	$ 1,015
Prepaid expenses and other current assets	414
Property and equipment, net	5,470
Operating lease right of use assets	8,455
Other non-current assets	3
Amounts attributable to assets sold	15,357
Book value of liabilities sold
Accounts payable	230
Accrued expenses and other current liabilities	1,430
Operating lease liabilities, current	869
Operating lease liabilities, non-current	8,044
Amounts attributable to liabilities sold	10,573
Total identifiable net assets sold	4,784
Less: accumulated other comprehensive loss	(155)
Consideration, inclusive of cash transferred	25,218
Gain on sale of Freeline Therapeutics GmbH	$ 20,279